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                                                                       497(e)

                            SunAmerica Series Trust

Supplement to the Prospectus and Statement of Additional Information dated July 9, 2001


     On May 1, 2001 Morgan Stanley Dean Witter Investment Management, Inc., d/b/a Morgan Stanley Asset Management (MSAM) changed its name to Morgan Stanley Investment Management Inc. (MSIM). All references in the Prospectus and Statement of Additional Information are hereby changed accordingly.




Dated: July 9, 2001